Pension and Other Post-retirement Benefit Plans (Expected Benefit Payments) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2020	$ 68.6
2021	52.7
2022	58.1
2023	55.2
2024	56.1
2025—2029	290.0
Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
2020	16.1
2021	15.1
2022	14.9
2023	14.7
2024	14.4
2025—2029	$ 72.9